CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME/(LOSS) ¥ in Thousands, $ in Thousands		12 Months Ended
		Dec. 31, 2025 CNY (¥) ¥ / shares shares	Dec. 31, 2025 USD ($) $ / shares shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares
Revenues:
Total revenues		¥ 978,773	$ 139,963	¥ 1,006,071	¥ 1,069,413
Costs and expenses:
Cost of promotion and acquisition (including cost from related parties of RMB 368, RMB 4,903 and RMB 9,617 for the years ended December 31, 2023, 2024 and 2025, respectively)		(590,199)	(84,397)	(573,146)	(729,120)
Cost of operation (including cost from related parties of RMB 1,069, RMB 549 and RMB 1,082 for the years ended December 31, 2023, 2024 and 2025, respectively)		(63,418)	(9,069)	(64,911)	(66,874)
Total cost of services		(653,617)	(93,466)	(638,057)	(795,994)
Sales and marketing expenses		(123,264)	(17,627)	(149,008)	(131,709)
Research and development expenses (including expenses from related parties of RMB 548, RMB 225 and RMB 843 for the years ended December 31, 2023, 2024 and 2025, respectively)		(72,530)	(10,372)	(77,938)	(94,717)
General and administrative expenses		(107,817)	(15,418)	(90,391)	(99,518)
(Loss) / income from operations		21,545	3,080	50,677	(52,525)
Net interest income		2,360	337	9,985	6,853
Fair value changes of crypto assets		(15,200)	(2,175)
Others, net		23,330	3,336	45,454	18,598
(Loss) /income before income tax		32,022	4,578	106,116	(27,074)
Income tax benefits/(expense)		4	1	(218)	28
Net (loss)/income		32,026	4,579	105,898	(27,046)
Less: net loss attributable to noncontrolling interests		(66)	(9)	(233)	(274)
Net (loss)/income attributable to Jianpu's shareholders		32,092	4,588	106,131	(26,772)
Other comprehensive income
Foreign currency translation adjustments		(5,176)	(740)	6,602	9,448
Total other comprehensive income /(loss)		(5,176)	(740)	6,602	9,448
Total comprehensive (loss)/income		26,850	3,839	112,500	(17,598)
Less: total comprehensive (loss)/income attributable to noncontrolling interests		118	17	(255)	(292)
Total comprehensive (loss)/income attributable to Jianpu's shareholders		¥ 26,732	$ 3,822	¥ 112,755	¥ (17,306)
Net (loss)/income per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)		¥ 0.08	$ 0.01	¥ 0.27	¥ (0.06)
Diluted (in dollars per share) | (per share)		¥ 0.08	$ 0.01	¥ 0.26	¥ (0.06)
Weighted average number of shares
Basic (in shares)		387,204,389	387,204,389	399,454,434	424,612,125
Diluted (in shares)		409,383,114	409,383,114	410,098,257	424,612,125
ADR
Net (loss)/income per share attributable to Jianpu's shareholders
Basic (in dollars per share) | (per share)		¥ 1.66	$ 0.24	¥ 5.31	¥ (1.26)
Diluted (in dollars per share) | (per share)		¥ 1.57	$ 0.22	¥ 5.18	¥ (1.26)
Recommendation services
Revenues:
Total revenues		¥ 801,186	$ 114,568	¥ 698,056	¥ 744,427
Digital intelligence as a service
Revenues:
Total revenues	[1]	81,505	11,655	85,039	86,108
Marketing and other services
Revenues:
Total revenues		¥ 96,082	$ 13,740	¥ 222,976	¥ 238,878

[1]	Starting from the first half of 2024, the Company updated the description of its revenue stream “big data and system-based risk management services” to “digital intelligence as a service” to provide more relevant and clear information. It also updated the revenue description in comparative periods to conform to the current classification.